Investments	12 Months Ended
Dec. 31, 2022
Investments [Abstract]
Investments	Investments
As of December 31, 2022 and 2021, current investments with a maturity greater than three months but less than twelve months are carried at amortized cost, and their carrying value is similar to their fair value. The following is a detail of such investments:

Fixed-rate
Corporate debt securities	2022		2021
Acquisition cost	Ps.	21	Ps.	24,396
Accrued interest		30		19
Total investments	Ps.	51	Ps.	24,415